Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 5.	Property and Equipment, Net

Property and equipment consisted of the following:

(in thousands)	January 31, 2018	July 31, 2018
Computer and network equipment	$54,087	$43,489
Software, including capitalized software development costs	24,270	23,229
Furniture and office equipment	9,692	9,125
Leasehold improvements	37,494	36,659

	125,543	112,502
Less: Accumulated depreciation	(66,160)	(58,151)

	59,383	54,351
Work in progress	3,636	6,064

	$63,019	$60,415

Depreciation expense associated with property and equipment was $5.3 million for each of the three months ended July 31, 2018 and 2017 and $11.5 million and $10.5 million for the six months ended July 31, 2018 and 2017.

5.	Property and Equipment, Net

Property and equipment consisted of the following:

	January 31
(in thousands)	2017	2018
Computer and network equipment	$41,851	$54,087
Software, including capitalized software development costs	19,906	24,270
Furniture and office equipment	8,451	9,692
Leasehold improvements	32,283	37,494

	102,491	125,543
Less: Accumulated depreciation	(44,417)	(66,160)

	58,074	59,383
Work in progress	5,605	3,636

	$63,679	$63,019

Depreciation expense associated with property and equipment was $11.3 million, $18.1 million and $21.7 million for the years ended January 31, 2016, 2017 and 2018, respectively.